Capital structure and financial items - Borrowings - Narrative (Details) kr in Millions, € in Billions	12 Months Ended
	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 DKK (kr)
Disclosure of detailed information about borrowings [line items]
Issued bonds, principal amount	kr 25,784	kr 26,645			kr 10,356
Marketable securities transferred at carrying amount		5,937
Liabilities associated to financial assets available-for-sale		5,937
Financial liabilities, at fair value	kr 2,903	kr 2,184
Euro Medium Term Note
Disclosure of detailed information about borrowings [line items]
Number of tranches, issued bonds	3	2
Issued bonds, principal amount	kr 11,100	kr 9,700	€ 1.5	€ 1.3
Financial liabilities, at fair value | €			€ 18.7	€ 9.6